Financial Instruments (Fair Values of Financial Assets and Liabilities) (Details) - USD ($) $ in Millions		Dec. 27, 2014	Dec. 28, 2013
Derivatives, Fair Value [Line Items]
Total asset derivatives at fair value	[1],[2]	$ 307	$ 326
Total liability derivatives at fair value	[1],[2]	393	243
Total Financial Assets at Fair Value	[2]	3,821	669
Total Financial Liabilities at Fair Value	[2]	897	747
Assets [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities		3,291	135
Short-term investments - index funds, at fair value	[2],[3]	197	184
Prepaid forward contracts	[2],[4]	26	24
Deferred compensation	[2],[5]	0	0
Liability [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities		0	0
Short-term investments - index funds, at fair value	[2],[3]	0	0
Prepaid forward contracts	[2],[4]	0	0
Deferred compensation	[2],[5]	504	504
Assets [Member] | Assets [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities	[2],[6]	124	135
Liability [Member] | Liability [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities	[2],[6]	0	0
Liability [Member] | Liability [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities	[2],[7]	0	0
Assets [Member] | Assets [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities	[2],[7]	3,167	0
Derivatives Not Designated As Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Forward exchange contracts	[2],[8]	13	8
Interest rate derivatives	[2],[9]	75	94
Commodity contracts - other	[2],[10]	166	89
Derivatives not designated as hedging instruments, Liabilities, Total	[2]	254	191
Derivatives Not Designated As Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Forward exchange contracts	[2],[8]	12	12
Interest rate derivatives	[2],[9]	57	71
Commodity contracts - other	[2],[10]	18	20
Derivatives not designated as hedging instruments, Assets, Total	[2]	87	103
Derivatives Designated As Cash Flow Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Forward exchange contracts	[2],[8]	12	13
Interest rate derivatives	[2],[8]	117	0
Commodity contracts - other	[2],[10]	10	29
Derivatives designated as hedging instruments, Liabilities, Total	[2]	139	42
Derivatives Designated As Cash Flow Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Forward exchange contracts	[2],[8]	76	22
Interest rate derivatives	[2],[8]	1	19
Commodity contracts - other	[2],[10]	3	6
Derivatives designated as hedging instruments, Assets, Total	[2]	80	47
Derivatives Designated As Fair Value Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Interest rate derivatives	[2],[9]	140	176
Derivatives Designated As Fair Value Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate derivatives	[2],[9]	0	$ 10
Cash and Cash Equivalents [Domain]
Derivatives, Fair Value [Line Items]
Available-for-sale securities		800
Short-term Investments [Member]
Derivatives, Fair Value [Line Items]
Available-for-sale securities		$ 2,400

[1]	Unless otherwise noted, derivative assets and liabilities are presented on a gross basis on our consolidated balance sheet. Amounts subject to enforceable master netting arrangements or similar agreements which are not offset on the consolidated balance sheet as of December 27, 2014 and December 28, 2013 were immaterial. Collateral received against any of our asset positions was immaterial.
[2]	Unless otherwise noted, financial assets are classified on our consolidated balance sheet within prepaid expenses and other current assets and other assets. Financial liabilities are classified on our consolidated balance sheet within accounts payable and other current liabilities and other liabilities. Unless specifically indicated, all financial assets and liabilities are categorized as Level 2 assets or liabilities.
[3]	Based on the price of index funds. Categorized as a Level 1 asset. These investments are classified as short-term investments and are used to manage a portion of market risk arising from our deferred compensation liability.
[4]	Based primarily on the price of our common stock.
[5]	Based on the fair value of investments corresponding to employees’ investment elections.
[6]	Based on the price of common stock. Categorized as a Level 1 asset. These equity securities are classified as investments in noncontrolled affiliates.
[7]	Based on quoted broker prices or other significant inputs derived from or corroborated by observable market data. As of December 27, 2014, $0.8 billion and $2.4 billion of debt securities were classified as cash equivalents and short-term investments, respectively. All of the Company’s available-for-sale debt securities have contractual maturities of one year or less.
[8]	Based on recently reported market transactions of spot and forward rates.
[9]	Based on LIBOR forward rates and recently reported market transactions of spot and forward rates. As of December 27, 2014 and December 28, 2013, amounts related to non-designated instruments are presented as a net liability on our consolidated balance sheet.
[10]	Based on recently reported market transactions, primarily swap arrangements.